Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Mar. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	€ 2,103.2	€ 2,105.0
Intangibles	2,467.0	2,468.2
Property, plant and equipment	563.4	563.7
Other non-current assets	7.3	7.1
Derivative financial instruments	1.4	0.7
Deferred tax assets	106.1	106.9
Total non-current assets	5,248.4	5,251.6
Current assets
Cash and cash equivalents	390.7	412.9
Inventories	432.6	446.4
Trade and other receivables	343.8	263.4
Current tax receivable	39.7	40.7
Indemnification assets	0.5	0.5
Derivative financial instruments	6.0	1.2
Total current assets	1,213.3	1,165.1
Total assets	6,461.7	6,416.7
Current liabilities
Trade and other payables	810.3	769.8
Current tax payable	189.3	189.5
Provisions	31.5	35.1
Loans and borrowings	26.2	21.4
Derivative financial instruments	8.9	12.2
Total current liabilities	1,066.2	1,028.0
Non-current liabilities
Loans and borrowings	2,126.9	2,113.7
Employee benefits	152.1	158.3
Other non-current liabilities	0.5	0.5
Provisions	1.4	1.4
Derivative financial instruments	69.8	97.8
Deferred tax liabilities	425.6	425.1
Total non-current liabilities	2,776.3	2,796.8
Total liabilities	3,842.5	3,824.8
Net assets	2,619.2	2,591.9
Equity attributable to equity holders
Share capital and capital reserve	1,419.0	1,426.1
Share based compensation reserve	34.5	31.4
Translation reserve	104.6	101.0
Other reserves	(11.8)	(24.6)
Retained earnings	1,072.9	1,058.0
Equity attributable to owners of parent	€ 2,619.2	€ 2,591.9